PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited)
1
Voya Target
Retirement 2065 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 29.1%
19,245  iShares Core S&P Mid-
Cap ETF
$ 1,375,825
4.4
84,311  Vanguard FTSE
Developed Markets
ETF
5,922,005
19.3
23,183  Vanguard FTSE
Emerging Markets ETF
1,346,932
4.4
5,294  Vanguard Long-Term
Treasury ETF
306,205
1.0
Total Exchange-Traded
Funds
(Cost $7,105,728)
8,950,967
29.1
MUTUAL FUNDS : 70.6%
Affiliated Investment Companies : 17.0%
67,960  Voya Intermediate
Bond Fund - Class R6
608,922
2.0
41,572  Voya MI Dynamic
Small Cap Fund
- Class R6
611,525
2.0
204,197  Voya Multi-Manager
International Equity
Fund - Class I
2,560,635
8.4
6,173  Voya Small Cap
Growth Fund - Class
R6
302,168
1.0
68,334  Voya VACS Series
EME Fund
1,116,582
3.6
5,199,832
17.0
Unaffiliated Investment Companies : 53.6%
68,802  Fidelity 500 Index
Fund
16,466,356
53.6
Total Mutual Funds
(Cost $19,566,480)
21,666,188
70.6
Total Long-Term
Investments
(Cost $26,672,208)
30,617,155
99.7
Total Investments in
Securities
(Cost $26,672,208) $ 30,617,155 99.7
Assets in Excess of
Other Liabilities 91,867 0.3
Net Assets $ 30,709,022 100.0

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)
2
Voya Target
Retirement 2065 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 28, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 8,950,967 $ — $ — $ 8,950,967
Mutual Funds 21,666,188 — — 21,666,188
Total Investments, at fair value $ 30,617,155 $ — $ — $ 30,617,155
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended February 28, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
2/28/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 640,955 $ 415,793 $ (465,366) $ 17,540 $ 608,922 $ 24,004 $ 4,015 $ —
Voya MI Dynamic Small Cap Fund
- Class R6
— 785,704 (174,006) (173) 611,525 3,522 5,113 53,913
Voya Multi-Manager International
Equity Fund - Class I
2,072,984 2,591,767 (2,032,816) (71,300) 2,560,635 51,037 251,241 192,693
Voya Small Cap Growth Fund -
Class R6
— 373,763 (107,812) 36,217 302,168 — 9,177 15,034
Voya VACS Series EME Fund
767,047 843,917 (669,392) 175,010 1,116,582 64,184 162,119 36,966
$ 3,480,986 $ 5,010,944 $ (3,449,392) $ 157,294 $ 5,199,832 $ 142,747 $ 431,665 $ 298,606
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 3,945,120
Gross Unrealized Depreciation (173)
Net Unrealized Appreciation $ 3,944,947